Segments - Schedule of Net Product Sales by Therapeutic Categories (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Net product sales	$ 8,491.8	$ 5,783.2	$ 4,461.3
Central Nervous System [Member]
Revenue from External Customer [Line Items]
Net product sales	2,465.6	1,964.0	1,517.4
Cardiovascular [Member]
Revenue from External Customer [Line Items]
Net product sales	1,692.6	1,298.5	977.2
Hormones and Synthetic Substitutes [Member]
Revenue from External Customer [Line Items]
Net product sales	1,181.0	868.5	724.7
Anti-infective Agents [Member]
Revenue from External Customer [Line Items]
Net product sales	469.1	267.9	197.9
Dermatologicals [Member]
Revenue from External Customer [Line Items]
Net product sales	375.0	78.7	55.3
Gastrointestinal [Member]
Revenue from External Customer [Line Items]
Net product sales	303.5	160.0	95.5
Alimentary Tract and Metabolism [Member]
Revenue from External Customer [Line Items]
Net product sales	246.1	47.5
Urology [Member]
Revenue from External Customer [Line Items]
Net product sales	161.7	174.0	140.5
Musculo-skeletal System [Member]
Revenue from External Customer [Line Items]
Net product sales	153.5
Women's Healthcare [Member]
Revenue from External Customer [Line Items]
Net product sales	120.0
Other [Member]
Revenue from External Customer [Line Items]
Net product sales	$ 1,323.7	$ 924.1	$ 752.8